Other (Income) Loss, Net	12 Months Ended
Dec. 31, 2020
Other Income Loss Net [Abstract]
Other (Income) Loss, Net

9. OTHER (INCOME) LOSS, NET

For the year ended December 31, 2020, the Company recorded a $100 million loss related to the Keystone XL pipeline project.

The Government of Canada passed the Canada Emergency Wage Subsidy (“CEWS”) as part of its COVID-19 Economic Response Plan. The program is effective from March 15, 2020 to June 2021. For the year ended December 31, 2020, the Company recorded $40 million in other income from the CEWS program.

For the year ended December 31, 2020, the Company recognized $24 million of lease income (2019 – $17 million). Lease income is earned on tank subleases, operating leases related to the Company’s real estate ROU assets in which Cenovus is the lessor, and from the recovery of non-lease components for operating costs and unreserved parking related to the Company's net investment in finance leases. Finance leases are included in other assets as net investment in finance leases. The Company adopted IFRS 16 on January 1, 2019 using the modified retrospective approach; therefore, comparative periods were not restated.